Borrowings (Details) € in Thousands, $ in Millions			3 Months Ended		9 Months Ended
	Aug. 06, 2020 EUR (€) tranche	Jul. 14, 2020 USD ($) tranche shares	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings			€ 19,304		€ 19,304			€ 17,324
Total borrowings			19,304		19,304			17,324
Current portion			(1,791)		(1,791)			(1,135)
Non Current portion			17,513		17,513			16,189
Proceeds from borrowings			284		853		€ 579
Debt convertible				€ 13,477			€ 13,542
Innovation credit
Disclosure of detailed information about borrowings [line items]
Borrowings			3,623		3,623			2,770
Accrued interest			548		548			307
Total borrowings			3,623		3,623			2,770
Interest rate (as percent)									10.00%
Proceeds from borrowings					3,600
Innovation credit | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 4,700
Convertible notes
Disclosure of detailed information about borrowings [line items]
Borrowings			14,564		14,564			13,812
Accrued interest			569		569			435
Total borrowings			€ 14,564		€ 14,564			€ 13,812
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity					24 months	24 months
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Number of shares excercisable for issued warrants | shares		302,676
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings | $						$ 10
Number of tranches | tranche		2
Maximum borrowing capacity per tranche | $		$ 10
Term of debt		54 months
Debt, interest only payment term		24 months
Convertible Debt Pontifax Medison Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 20
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings					€ 5,000
Number of tranches | tranche	2
Maximum borrowing capacity per tranche	€ 5,000
Term of debt	54 months
Debt, interest only payment term	24 months
Convertible Debt Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 10,000
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)			8.00%		8.00%
Debt instrument convertible term					36 months	36 months
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity					36 months	36 months